Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Disclosure of development of contract liabilities
Development of contract liabilities is presented in the table below:

	Year ended December 31
in € thousand	2023	2022
BALANCE AS AT JANUARY 1	9,411	128,758
Revenue recognition	(4,394)	(130,678)
Addition	1,870	10,833
Other releases	(1,032)	—
Exchange rate differences	(159)	498
BALANCE AS AT CLOSING DATE	5,697	9,411
Less non-current portion	—	—
CURRENT PORTION	5,697	9,411